Commitments and Contingencies (Schedule of Comprised Capital Leased Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingencies
Machinery and equipment	¥ 7,616	¥ 11,633
Accumulated depreciation	(5,839)	(7,572)
Software	237	302
Capital leased assets, total	¥ 2,014	¥ 4,363